INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2024
INCOME TAXES
Schedule of deferred tax assets
As of September 30,
	2024	2023	2022
Deferred tax assets:
Canada	$-	$-	$-
Hong Kong	-	-	-
PRC	-	-	-
Subtotal	-	-	-
Less: Valuation allowance	-	-	-
Net deferred tax assets	$-	$-	$-